CONCENTRATION OF RISK (Tables) - Customer risk	12 Months Ended
Dec. 31, 2015
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2013	2014	2015
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	112,292	*	*	*
Customer B	160,582	167,437	269,925	41,669
*not greater than 10%
Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Customer A	37,965	*	*
Customer B	*	52,072	8,039
*not greater than 10%